Loans And Leases (Recorded Investment In Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 912,366	$ 670,441
Less: ALLL		(17,022)	(7,138)	$ (7,012)
Loans and Leases, net		895,344	663,303
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	[1]	338,286	170,646
Less: ALLL		(3,426)	(2,054)	(1,819)
Single-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		147,860	120,256
Less: ALLL		(1,299)	(948)	(1,061)
Multi-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		45,375	39,229
Less: ALLL		(467)	(447)	(612)
Real Estate Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		277,028	247,543
Less: ALLL		(9,184)	(2,604)	(2,274)
Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		80,426	67,652
Less: ALLL		(2,254)	(759)	(739)
Home Equity Line Of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		20,962	20,941
Less: ALLL		(276)	(265)	(410)
Other Consumer [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		2,429	4,174
Less: ALLL		(116)	(61)	$ (97)
Commercial Leases [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 4,133	$ 4,779

[1]	Includes $4,133 and $4,779 of commercial leases at December 31, 2020 and December 31, 2019, respectively.